Impairment (Details) - Schedule of further impairment $ in Thousands	Dec. 31, 2022 USD ($)
Washington CGU [Member]
Impairment (Details) - Schedule of further impairment [Line Items]
Increase in impairment loss decrease in revenues	$ 476
Increase in impairment loss increase in discount rate	460
Increase in impairment loss increase in energy prices	145
Argentina CGU [Member]
Impairment (Details) - Schedule of further impairment [Line Items]
Increase in impairment loss decrease in revenues	711
Increase in impairment loss increase in discount rate	630
Increase in impairment loss increase in energy prices	211
Paraguay CGU [Member]
Impairment (Details) - Schedule of further impairment [Line Items]
Increase in impairment loss decrease in revenues	2,861
Increase in impairment loss increase in discount rate	2,432
Increase in impairment loss increase in energy prices	$ 1,184